UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31,
2005

[LOGO OF USAA]
   USAA(R)

                            USAA HIGH-YIELD
                                 OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

    A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Distributions to Shareholders                                            13

   Report of Independent Registered Public Accounting Firm                  14

   Portfolio of Investments                                                 15

   Notes to Portfolio of Investments                                        33

   Financial Statements                                                     37

   Notes to Financial Statements                                            40

EXPENSE EXAMPLE                                                             54

ADVISORY AGREEMENT                                                          56

DIRECTORS' AND OFFICERS' INFORMATION                                        62

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         THESE ARE CHALLENGING MARKET CONDITIONS
[PHOTO OF CHRISTOPHER W. CLAUS]          TO NAVIGATE, BUT REST ASSURED THAT YOUR
                                           PORTFOLIO MANAGEMENT TEAM CONTINUES
                                               TO WORK HARD ON YOUR BEHALF.

                                                         "

                                                                     August 2005
--------------------------------------------------------------------------------

         The U.S. economy remains on solid footing. In fact, it continues to grow even as oil prices rise - to more than $70 per barrel at the time of this writing. Although the economy still has a dependency on oil, it is more resilient and diversified than it was during the energy crisis of the 1970s and early 1980s.

         A growing economy means that the Federal Reserve Board (the Fed) is likely to keep raising short-term interest rates through the end of 2005. In fact, we believe the Fed has targeted 4% to 4.25%, which is good news for money market fund investors because money market fund yields increase every time the Fed raises rates.

         When it comes to longer-term rates (which are not directly controlled by the Fed), we remain cautious - but not bearish. We do not believe that 10-year Treasury yields of 4% adequately reflect the potential risk of rising inflation. Moreover, we think the Fed is encouraging longer-term rates to rise, albeit in a controlled manner.

         Eventually, we expect to see a pickup in inflation and a gradual increase in longer rates. To position ourselves, we have reduced the duration of our bond portfolios and are limiting their exposure to rate-sensitive sectors. Although rates are not likely to spike, investors would be well-advised to adopt a long-term perspective. As interest rates rise, so do yields. And over time, the great majority of a bond investor's total return comes from yield, not changes in bond prices.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Meanwhile, the stock market has endured even in the face of mounting oil prices and 10 rate increases by the Fed. Although it is stuck in a trading range, the stock market has been buoyed by second-quarter earnings that were generally in line with or above expectations and U.S. gross domestic product (GDP) growth that has been stronger than anticipated.

         We believe that the 2003 bull market is still intact and offers additional upside. At the same time, we recognize that equity valuations are expensive versus historical averages, which could mean that the bull market is in its later stages. When yields on longer-term bonds creep up to near 5%, the risk/reward conditions will definitely be less favorable for stocks. Investors are likely to re-think equity valuations and send stock prices lower to more appropriate levels.

         These are challenging market conditions to navigate, but rest assured that your portfolio management team continues to work hard on your behalf. From all of us at USAA, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]
MATTHEW FREUND, CFA
   USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA High-Yield Opportunities Fund had a total return of 10.36% for the one-year period ended July 31, 2005, putting your Fund in the top third of its peer group (the Lipper High Current Yield Funds Average had a 9.55% return). Over the same period, the Fund outperformed the Lipper High Current Yield Bond Funds Index, which returned 10.30%, the Citigroup 10-Year U.S. Treasury Index, which returned 5.51%, and the CSFB Global High Yield Index, which returned 10.19%, and underperformed the S&P 500 Index, which returned 14.05%.

         High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, their long-term total returns should generally fall between these two asset classes (see graph). This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

         THE CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEXSM; IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                 COMPARATIVE RETURNS

                            [CHART OF COMPARATIVE RETURNS]

                                        USAA HIGH-YIELD           CITIGROUP 10-YEAR
                   S&P 500 INDEX       OPPORTUNITIES FUND        U.S. TREASURY INDEX
 7/31/2004             0.00%                  0.00%                     0.00%
  8/2/2004             0.44%                  0.12%                     0.22%
  8/3/2004            -0.18%                  0.12%                     0.46%
  8/4/2004            -0.26%                  0.12%                     0.43%
  8/5/2004            -1.89%                  0.23%                     0.65%
  8/6/2004            -3.40%                  0.59%                     2.09%
  8/9/2004            -3.28%                  0.59%                     1.92%
 8/10/2004            -2.03%                  0.47%                     1.60%
 8/11/2004            -2.27%                  0.47%                     1.70%
 8/12/2004            -3.41%                  0.47%                     1.92%
 8/13/2004            -3.25%                  0.70%                     2.24%
 8/16/2004            -1.93%                  0.70%                     1.94%
 8/17/2004            -1.71%                  0.82%                     2.37%
 8/18/2004            -0.46%                  0.82%                     2.19%
 8/19/2004            -0.82%                  0.94%                     2.30%
 8/20/2004            -0.17%                  1.05%                     2.16%
 8/23/2004            -0.41%                  1.05%                     1.84%
 8/24/2004            -0.36%                  1.17%                     1.86%
 8/25/2004             0.44%                  1.29%                     2.03%
 8/26/2004             0.46%                  1.41%                     2.30%
 8/27/2004             0.71%                  1.43%                     2.26%
 8/30/2004            -0.06%                  1.55%                     2.63%
 8/31/2004             0.40%                  1.66%                     3.08%
  9/1/2004             0.59%                  1.78%                     3.14%
  9/2/2004             1.72%                  1.78%                     2.59%
  9/3/2004             1.29%                  1.66%                     1.81%
  9/6/2004             1.29%                  1.66%                     1.84%
  9/7/2004             2.00%                  1.78%                     2.24%
  9/8/2004             1.56%                  2.14%                     2.89%
  9/9/2004             1.75%                  2.14%                     2.57%
 9/10/2004             2.25%                  2.37%                     2.81%
 9/13/2004             2.45%                  2.49%                     3.04%
 9/14/2004             2.68%                  2.61%                     3.25%
 9/15/2004             1.96%                  2.49%                     2.94%
 9/16/2004             2.25%                  2.72%                     3.76%
 9/17/2004             2.71%                  2.72%                     3.31%
 9/20/2004             2.13%                  2.84%                     3.92%
 9/21/2004             2.78%                  2.96%                     4.10%
 9/22/2004             1.35%                  3.08%                     4.51%
 9/23/2004             0.90%                  3.08%                     4.20%
 9/24/2004             1.06%                  3.08%                     4.19%
 9/27/2004             0.46%                  3.20%                     4.51%
 9/28/2004             1.07%                  3.21%                     4.39%
 9/29/2004             1.51%                  3.09%                     3.77%
 9/30/2004             1.49%                  3.09%                     3.52%
 10/1/2004             3.03%                  3.09%                     2.96%
 10/4/2004             3.38%                  3.09%                     3.12%
 10/5/2004             3.32%                  3.21%                     3.15%
 10/6/2004             4.04%                  3.33%                     2.74%
 10/7/2004             3.01%                  3.33%                     2.60%
 10/8/2004             2.23%                  3.56%                     3.52%
10/11/2004             2.44%                  3.68%                     3.56%
10/12/2004             2.21%                  3.68%                     3.80%
10/13/2004             1.47%                  3.80%                     4.02%
10/14/2004             0.53%                  3.92%                     4.54%
10/15/2004             0.97%                  3.92%                     4.24%
10/18/2004             1.50%                  4.04%                     4.30%
10/19/2004             0.52%                  3.92%                     4.44%
10/20/2004             0.57%                  3.92%                     4.82%
10/21/2004             0.83%                  3.92%                     4.78%
10/22/2004            -0.15%                  4.04%                     4.90%
10/25/2004            -0.23%                  4.16%                     5.04%
10/26/2004             1.25%                  4.27%                     4.90%
10/27/2004             2.57%                  4.29%                     4.10%
10/28/2004             2.79%                  4.40%                     4.18%
10/29/2004             3.04%                  4.76%                     4.61%
 11/1/2004             3.07%                  4.76%                     4.14%
 11/2/2004             3.07%                  4.88%                     4.27%
 11/3/2004             4.25%                  5.12%                     4.32%
 11/4/2004             5.94%                  5.24%                     4.36%
 11/5/2004             6.35%                  5.24%                     3.37%
 11/8/2004             6.24%                  5.24%                     3.16%
 11/9/2004             6.21%                  5.24%                     3.19%
11/10/2004             6.12%                  5.24%                     2.91%
11/11/2004             7.09%                  5.36%                     2.93%
11/12/2004             8.07%                  5.60%                     3.38%
11/15/2004             8.05%                  5.60%                     3.49%
11/16/2004             7.30%                  5.72%                     3.38%
11/17/2004             7.90%                  5.95%                     3.92%
11/18/2004             8.05%                  6.07%                     4.11%
11/19/2004             6.85%                  6.07%                     3.45%
11/22/2004             7.48%                  6.07%                     3.72%
11/23/2004             7.46%                  6.19%                     3.60%
11/24/2004             7.90%                  6.31%                     3.52%
11/25/2004             7.90%                  6.31%                     3.53%
11/26/2004             8.00%                  6.32%                     3.18%
11/29/2004             7.64%                  6.20%                     2.46%
11/30/2004             7.21%                  6.08%                     2.24%
 12/1/2004             8.85%                  6.08%                     2.12%
 12/2/2004             8.75%                  5.96%                     1.97%
 12/3/2004             8.83%                  6.32%                     3.00%
 12/6/2004             8.75%                  6.44%                     3.31%
 12/7/2004             7.55%                  6.44%                     3.44%
 12/8/2004             8.10%                  6.68%                     4.23%
 12/9/2004             8.69%                  6.80%                     3.98%
12/10/2004             8.58%                  6.92%                     4.07%
12/13/2004             9.57%                  7.04%                     4.14%
12/14/2004             9.99%                  7.16%                     4.29%
12/15/2004            10.22%                  7.40%                     4.77%
12/16/2004            10.00%                  7.28%                     3.88%
12/17/2004             9.17%                  7.28%                     3.72%
12/20/2004             9.22%                  7.40%                     3.81%
12/21/2004            10.21%                  7.52%                     4.11%
12/22/2004            10.62%                  7.52%                     3.83%
12/23/2004            10.67%                  7.64%                     3.70%
12/24/2004            10.67%                  7.64%                     3.70%
12/27/2004            10.20%                  7.52%                     3.14%
12/28/2004            10.98%                  7.52%                     3.15%
12/29/2004            10.99%                  7.53%                     2.94%
12/30/2004            11.01%                  7.65%                     3.40%
12/31/2004            10.86%                  7.78%                     3.82%
  1/3/2005             9.96%                  7.90%                     3.82%
  1/4/2005             8.69%                  7.78%                     3.30%
  1/5/2005             8.30%                  7.78%                     3.36%
  1/6/2005             8.71%                  7.65%                     3.41%
  1/7/2005             8.55%                  7.65%                     3.32%
 1/10/2005             8.93%                  7.65%                     3.42%
 1/11/2005             8.27%                  7.65%                     3.69%
 1/12/2005             8.71%                  7.53%                     3.78%
 1/13/2005             7.78%                  7.53%                     4.20%
 1/14/2005             8.42%                  7.53%                     3.98%
 1/17/2005             8.42%                  7.53%                     4.02%
 1/18/2005             9.47%                  7.53%                     4.18%
 1/19/2005             8.44%                  7.53%                     4.27%
 1/20/2005             7.60%                  7.53%                     4.46%
 1/21/2005             6.91%                  7.41%                     4.66%
 1/24/2005             6.53%                  7.53%                     4.85%
 1/25/2005             6.96%                  7.29%                     4.35%
 1/26/2005             7.48%                  7.41%                     4.32%
 1/27/2005             7.54%                  7.32%                     4.22%
 1/28/2005             7.25%                  7.56%                     4.78%
 1/31/2005             8.16%                  7.56%                     4.88%
  2/1/2005             8.90%                  7.68%                     4.86%
  2/2/2005             9.26%                  7.80%                     4.82%
  2/3/2005             8.99%                  7.92%                     4.63%
  2/4/2005            10.20%                  8.29%                     5.40%
  2/7/2005            10.08%                  8.41%                     5.61%
  2/8/2005            10.16%                  8.53%                     5.76%
  2/9/2005             9.24%                  8.65%                     6.24%
 2/10/2005             9.71%                  8.53%                     5.50%
 2/11/2005            10.49%                  8.53%                     5.23%
 2/14/2005            10.58%                  8.65%                     5.47%
 2/15/2005            10.95%                  8.65%                     5.27%
 2/16/2005            10.99%                  8.77%                     4.80%
 2/17/2005            10.11%                  8.77%                     4.57%
 2/18/2005            10.19%                  8.77%                     3.95%
 2/21/2005            10.19%                  8.77%                     3.99%
 2/22/2005             8.59%                  8.65%                     3.78%
 2/23/2005             9.21%                  8.77%                     3.93%
 2/24/2005            10.11%                  8.77%                     3.83%
 2/25/2005            11.14%                  9.02%                     3.94%
 2/28/2005            10.43%                  8.89%                     3.28%
  3/1/2005            11.06%                  8.89%                     3.15%
  3/2/2005            11.07%                  8.89%                     3.11%
  3/3/2005            11.10%                  8.89%                     3.08%
  3/4/2005            12.17%                  9.14%                     3.71%
  3/7/2005            12.47%                  9.26%                     3.83%
  3/8/2005            11.94%                  9.26%                     3.22%
  3/9/2005            10.81%                  9.02%                     2.09%
 3/10/2005            11.02%                  9.14%                     2.51%
 3/11/2005            10.21%                  9.02%                     1.95%
 3/14/2005            10.83%                  9.02%                     2.12%
 3/15/2005            10.00%                  8.89%                     1.95%
 3/16/2005             9.12%                  8.65%                     2.14%
 3/17/2005             9.32%                  8.65%                     2.55%
 3/18/2005             9.27%                  8.53%                     2.24%
 3/21/2005             8.73%                  8.16%                     2.16%
 3/22/2005             7.62%                  7.80%                     1.48%
 3/23/2005             7.70%                  7.43%                     1.50%
 3/24/2005             7.60%                  7.31%                     1.65%
 3/25/2005             7.60%                  7.31%                     1.66%
 3/28/2005             7.86%                  7.19%                     1.40%
 3/29/2005             7.06%                  7.08%                     1.71%
 3/30/2005             8.55%                  6.83%                     1.98%
 3/31/2005             8.48%                  6.83%                     2.53%
  4/1/2005             7.77%                  6.95%                     2.88%
  4/4/2005             8.08%                  6.83%                     2.89%
  4/5/2005             8.57%                  6.83%                     2.80%
  4/6/2005             8.84%                  7.08%                     3.08%
  4/7/2005             9.49%                  7.20%                     2.79%
  4/8/2005             8.58%                  7.32%                     2.68%
 4/11/2005             8.58%                  7.20%                     3.05%
 4/12/2005             9.19%                  7.20%                     3.75%
 4/13/2005             7.92%                  7.20%                     3.69%
 4/14/2005             6.84%                  6.95%                     3.82%
 4/15/2005             5.05%                  6.59%                     4.54%
 4/18/2005             5.36%                  6.59%                     4.80%
 4/19/2005             5.99%                  6.59%                     5.21%
 4/20/2005             4.59%                  6.59%                     5.11%
 4/21/2005             6.65%                  6.59%                     4.40%
 4/22/2005             5.94%                  6.71%                     4.80%
 4/25/2005             6.86%                  6.71%                     4.86%
 4/26/2005             5.90%                  6.46%                     4.75%
 4/27/2005             6.34%                  6.50%                     4.98%
 4/28/2005             5.17%                  6.25%                     5.55%
 4/29/2005             6.42%                  6.01%                     5.33%
  5/2/2005             6.91%                  6.13%                     5.41%
  5/3/2005             6.82%                  6.01%                     5.34%
  5/4/2005             8.17%                  6.25%                     5.49%
  5/5/2005             7.90%                  6.38%                     5.71%
  5/6/2005             7.79%                  6.13%                     4.86%
  5/9/2005             8.48%                  6.13%                     4.79%
 5/10/2005             7.32%                  6.13%                     5.30%
 5/11/2005             7.82%                  6.01%                     5.44%
 5/12/2005             6.75%                  5.76%                     5.65%
 5/13/2005             6.28%                  5.76%                     5.99%
 5/16/2005             7.36%                  5.39%                     5.97%
 5/17/2005             8.12%                  5.02%                     6.02%
 5/18/2005             9.22%                  5.14%                     6.44%
 5/19/2005             9.73%                  5.51%                     6.09%
 5/20/2005             9.57%                  5.64%                     5.97%
 5/23/2005             9.99%                  5.88%                     6.47%
 5/24/2005            10.01%                  6.01%                     6.75%
 5/25/2005             9.64%                  6.25%                     6.50%
 5/26/2005            10.36%                  6.49%                     6.43%
 5/27/2005            10.48%                  6.86%                     6.51%
 5/30/2005            10.48%                  6.86%                     6.54%
 5/31/2005             9.81%                  7.11%                     7.20%
  6/1/2005            10.83%                  7.48%                     8.01%
  6/2/2005            11.02%                  7.73%                     8.18%
  6/3/2005            10.26%                  8.10%                     7.46%
  6/6/2005            10.40%                  8.10%                     7.61%
  6/7/2005            10.39%                  8.10%                     8.06%
  6/8/2005            10.17%                  8.10%                     7.82%
  6/9/2005            10.75%                  7.98%                     7.59%
 6/10/2005            10.49%                  7.85%                     6.95%
 6/13/2005            10.77%                  7.85%                     6.63%
 6/14/2005            11.06%                  7.85%                     6.29%
 6/15/2005            11.31%                  7.98%                     6.37%
 6/16/2005            11.71%                  7.98%                     6.73%
 6/17/2005            12.26%                  8.10%                     6.73%
 6/20/2005            12.19%                  8.10%                     6.54%
 6/21/2005            11.96%                  8.35%                     7.00%
 6/22/2005            11.98%                  8.60%                     7.93%
 6/23/2005            10.79%                  8.60%                     7.81%
 6/24/2005             9.95%                  8.72%                     8.18%
 6/27/2005             9.87%                  8.72%                     8.40%
 6/28/2005            10.89%                  8.62%                     7.85%
 6/29/2005            10.75%                  8.75%                     7.64%
 6/30/2005             9.96%                  8.87%                     8.07%
  7/1/2005            10.26%                  9.00%                     7.26%
  7/4/2005            10.26%                  9.00%                     7.29%
  7/5/2005            11.24%                  8.87%                     6.67%
  7/6/2005            10.34%                  9.00%                     6.98%
  7/7/2005            10.61%                  9.00%                     7.25%
  7/8/2005            11.91%                  9.25%                     6.72%
 7/11/2005            12.61%                  9.50%                     6.83%
 7/12/2005            12.87%                  9.62%                     6.48%
 7/13/2005            12.98%                  9.75%                     6.30%
 7/14/2005            13.28%                  9.87%                     6.18%
 7/15/2005            13.41%                 10.00%                     6.26%
 7/18/2005            12.78%                 10.00%                     5.87%
 7/19/2005            13.54%                 10.00%                     6.14%
 7/20/2005            14.09%                 10.00%                     6.38%
 7/21/2005            13.34%                  9.87%                     5.47%
 7/22/2005            13.96%                 10.00%                     5.91%
 7/25/2005            13.53%                 10.00%                     5.75%
 7/26/2005            13.72%                 10.00%                     5.83%
 7/27/2005            14.26%                 10.11%                     5.65%
 7/28/2005            14.93%                 10.36%                     6.23%
 7/29/2005            14.05%                 10.36%                     5.51%
 7/30/2005            14.05%                 10.36%                     5.51%
 7/31/2005            14.05%                 10.36%                     5.51%

                                    [END CHART]

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         Investors had plenty of reason for optimism during the period. With few exceptions, economic news was positive. Corporate earnings improved, and companies gradually created more jobs. Inflation remained relatively benign despite a more than $20 increase in the price of a barrel of oil. However, while the U.S. economy remains strong, it is not showing the same level of growth seen in previous recoveries. The Federal Reserve Board (the Fed) was true to its word and maintained its measured approach to raising short-term interest rates. It acted eight times during the period, pushing the federal funds rate (the rate banks charge for overnight loans) to 3.25%. The rate was raised to 3.50% at the August 9 meeting.

         Overall, the high-yield market performed well despite rising short-term rates and higher energy prices. Mixed economic news and valuation concerns hurt the equity and high-yield markets

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         in March and April, but the correction was short-lived as default rates fell and corporate balance sheets steadily improved. As a result, yields declined as prices rose (when a bond's price rises, its yield falls).

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We firmly believe that investors should be adequately compensated for the risks they take. Those who tried to maintain their yield during the rally were forced to assume an increasing and, in our opinion, inappropriate level of risk. Instead, we focused on research, using the insights and expertise of our research team to position the portfolio in sectors with attractive returns and reasonable margins of safety. For most of the period, we were fully invested and adhered to our strategy of selling overvalued holdings in favor of issues with potentially attractive returns relative to their perceived risks.

WHAT IS YOUR OUTLOOK?

         We continue to be cautiously optimistic about the U.S. economy. While inflation is under control, consumers are being affected by climbing energy costs. Many companies have used their strong balance sheets to buy back their stock or take over other companies rather than make capital investments. Meanwhile, the savings rate remains surprisingly low as the American consumer continues to increase spending. The housing and automobile markets have yet to feel the full impact of the Fed's rate hikes.

         The last three years have been extraordinary for high-yield securities. Including reinvested dividends, your Fund has seen more than a 54% total return since the market low in October 2002 (equivalent to an annualized return of more than 17%). Investors should expect most of their future return to come from the income provided by the Fund. They should remain disciplined and hold diversified portfolios through all market conditions. We believe high-yield securities, which have characteristics of both stocks and higher-quality bonds, should remain attractive and help in these diversification efforts.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND

--------------------------------------------------------------------------------
                           OVERALL MORNINGSTAR RATINGS(TM)
     out of 357 high-yield bond funds for the period ending July 31, 2005:

                                   OVERALL RATING
                                   *   *   *    *

         3-YEAR                          5-YEAR                       10-YEAR
         * * * *                         * * * *                        N/A
     out of 357 funds                out of 292 funds

       The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and
     10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND

OBJECTIVE
--------------------------------------------------------------------------------

         Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                         7/31/05                     7/31/04
--------------------------------------------------------------------------------
Net Assets                            $306.7 Million              $184.5 Million
Net Asset Value Per Share                 $8.79                       $8.54

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/05
--------------------------------------------------------------------------------

1 YEAR                          5 YEARS               SINCE INCEPTION ON 8/02/99
10.36%                           7.10%                          7.22%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                CUMULATIVE PERFORMANCE COMPARISON

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA HIGH-YIELD       CSFB GLOBAL        LIPPER HIGH CURRENT     LIPPER HIGH CURRENT
                 OPPORTUNITIES FUND    HIGH YIELD INDEX     YIELD FUNDS AVERAGE   YIELD BOND FUNDS INDEX
  8/2/1999           $10000.00            $10000.00             $10000.00                $10000.00
 8/31/1999            10088.81              9911.00               9896.06                  9898.54
 9/30/1999            10114.01              9834.69               9842.97                  9821.40
10/31/1999            10166.71              9786.50               9818.16                  9793.07
11/30/1999            10396.53              9919.59               9985.53                  9965.61
12/31/1999            10519.82             10039.62              10115.06                 10085.58
 1/31/2000            10516.84              9999.46              10069.20                 10036.01
 2/29/2000            10659.16             10061.46              10152.65                 10107.21
 3/31/2000            10511.17              9910.54               9994.78                  9932.23
 4/30/2000            10614.37              9895.67               9960.58                  9888.91
 5/31/2000            10513.67              9737.34               9794.52                  9712.87
 6/30/2000            10765.76              9955.45               9993.90                  9892.66
 7/31/2000            10779.59             10049.04              10040.50                  9910.39
 8/31/2000            10836.12             10116.36              10102.83                  9962.20
 9/30/2000            10736.58             10023.29               9968.25                  9815.60
10/31/2000            10411.45              9711.57               9654.62                  9480.12
11/30/2000            10026.74              9328.93               9204.56                  8950.88
12/31/2000            10313.78              9516.45               9408.48                  9106.15
 1/31/2001            11121.40             10086.48               9993.47                  9710.33
 2/28/2001            11187.28             10188.35              10047.37                  9741.03
 3/31/2001            10840.77              9985.61               9782.29                  9417.86
 4/30/2001            10767.02              9881.76               9679.96                  9294.39
 5/31/2001            11026.99             10079.39               9793.92                  9394.90
 6/30/2001            10898.84              9923.16               9559.42                  9118.24
 7/31/2001            11068.34             10029.34               9630.79                  9171.67
 8/31/2001            11189.75             10169.75               9709.00                  9212.32
 9/30/2001            10502.05              9528.04               9091.01                  8561.83
10/31/2001            10852.31              9745.28               9312.98                  8757.67
11/30/2001            11248.54             10060.05               9602.30                  9035.83
12/31/2001            11121.70             10066.09               9577.81                  9011.42
 1/31/2002            11069.25             10159.70               9622.68                  9033.11
 2/28/2002            10756.10             10087.57               9495.35                  8873.48
 3/31/2002            11044.46             10318.57               9685.46                  9049.10
 4/30/2002            10873.54             10482.64               9793.97                  9143.72
 5/31/2002            10780.36             10445.95               9716.92                  9051.96
 6/30/2002            10229.56             10081.38               9240.82                  8542.32
 7/31/2002             9883.93              9793.06               8938.61                  8262.30
 8/31/2002            10085.32              9920.37               9075.79                  8404.55
 9/30/2002            10071.43              9798.35               8941.59                  8287.61
10/31/2002             9916.19              9738.58               8894.12                  8235.17
11/30/2002            10486.44             10253.75               9373.72                  8709.89
12/31/2002            10603.70             10378.84               9464.51                  8794.52
 1/31/2003            10859.90             10661.15               9652.47                  8989.01
 2/28/2003            10940.45             10818.93               9780.22                  9109.47
 3/31/2003            11172.03             11095.90              10000.81                  9336.87
 4/30/2003            11774.18             11661.79              10484.93                  9795.28
 5/31/2003            12003.33             11830.88              10602.06                  9911.78
 6/30/2003            12310.53             12176.34              10877.00                 10178.84
 7/31/2003            12241.45             12077.72              10770.47                 10100.37
 8/31/2003            12381.11             12212.99              10903.20                 10236.00
 9/30/2003            12721.72             12546.40              11165.56                 10484.55
10/31/2003            12953.90             12802.35              11387.57                 10719.81
11/30/2003            13109.53             12977.74              11531.43                 10844.01
12/31/2003            13415.73             13277.53              11809.00                 11112.49
 1/31/2004            13719.97             13535.11              11996.79                 11290.81
 2/29/2004            13681.32             13541.88              11968.58                 11268.73
 3/31/2004            13756.48             13632.61              12023.26                 11311.71
 4/30/2004            13710.74             13613.52              11979.02                 11286.02
 5/31/2004            13506.69             13398.43              11802.86                 11111.62
 6/30/2004            13669.35             13606.10              11964.76                 11267.08
 7/31/2004            13763.99             13780.26              12082.60                 11356.89
 8/31/2004            13993.05             14004.88              12284.05                 11542.23
 9/30/2004            14189.15             14217.75              12453.44                 11702.44
10/31/2004            14419.49             14462.30              12676.55                 11910.64
11/30/2004            14601.39             14645.97              12833.74                 12079.70
12/31/2004            14834.21             14865.66              13023.53                 12261.89
 1/31/2005            14804.54             14862.69              12996.44                 12231.69
 2/28/2005            14988.23             15058.87              13180.87                 12418.61
 3/31/2005            14704.38             14698.97              12827.11                 12089.21
 4/30/2005            14590.85             14553.45              12669.10                 11947.96
 5/31/2005            14742.51             14732.46              12866.16                 12139.42
 6/30/2005            14985.29             14978.49              13073.08                 12334.76
 7/31/2005            15189.99             15183.69              13289.39                 12526.31

                                         [END CHART]

         FUND DATA SINCE INCEPTION ON 8/02/99 THROUGH 7/31/05.

         THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE, THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX, AND THE CSFB GLOBAL HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

         o The Credit Suisse First Boston (CSFB) Global High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

         o The Lipper High Current Yield Funds Average is the average performance level of all high current yield funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

         o The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS*
                               (% of Net Assets)
--------------------------------------------------------------------------------

Leucadia National Corp., Senior Subordinated Notes                          1.7%

Ahold Lease USA, Inc. Pass-Through Certificates, Series 2001, Class A-1     1.6%

Farm Credit Bank of Texas, Series 1, 7.56%, perpetual                       1.4%

Qwest Services Corp., Senior Subordinated Secured Notes                     1.4%

TFM S.A. de C.V., Senior Notes                                              1.4%

American Airlines, Inc., Pass-Through Certificates,
   Series 2001-1, Class A-2, EETC                                           1.2%

Mirant Corp., Senior Notes                                                  1.1%

NRG Energy, Inc., Second Priority Senior Secured Notes                      1.1%

Iron Mountain, Inc., Senior Subordinated Notes                              1.0%

Case Corp., Notes                                                           1.0%

         * EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

           YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-32.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    SECTOR ASSET ALLOCATION
                           7/31/2005

            [PIE CHART OF SECTOR ASSET ALLOCATION]

Consumer Discretionary                                18.7%
Financials                                            16.0%
Short-Term Investments*                               14.4%
Industrials                                           13.7%
Materials                                             12.1%
Telecommunication Services                             9.3%
Consumer Staples                                       7.4%
Energy                                                 6.9%
Utilities                                              6.3%
Health Care                                            3.6%
Information Technology                                 2.5%
Municipal Obligations                                  0.9%

                       [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
          PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA HIGH-YIELD OPPORTUNITIES FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2005, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2006.

         Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $294,000.

         3.50% of ordinary income distributions qualifies for the dividends received deductions eligible to corporations.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA HIGH-YIELD OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of the USAA High-Yield Opportunities Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through July 31, 2001, were audited by other auditors whose report, dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 14, 2005

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (71.9%)

             AEROSPACE & DEFENSE (1.3%)
   $2,000    BE Aerospace, Inc., Senior Subordinated Notes,
                Series B(i)                                         8.88%          5/01/2011        $  2,090
    1,250    K & F Acquisition, Inc., Senior Subordinated Notes     7.75          11/15/2014           1,287
      500    Moog, Inc., Senior Subordinated Notes                  6.25           1/15/2015             510
                                                                                                    --------
                                                                                                       3,887
                                                                                                    --------
             AGRICULTURAL PRODUCTS (0.6%)
    2,000    Southern States Cooperative, Inc., Senior Notes(a)    10.50          11/01/2010           2,000
                                                                                                    --------
             AIR FREIGHT & LOGISTICS (0.3%)
    1,000    Park-Ohio Industries, Inc., Senior Subordinated
                Notes(a)                                            8.38          11/15/2014             943
                                                                                                    --------

             APPAREL & ACCESSORIES & LUXURY GOODS (1.5%)
    1,000    Jostens IH Corp., Senior Subordinated Notes            7.63          10/01/2012           1,022
      500    Kellwood Co., Debentures                               7.63          10/15/2017             513
      500    Kellwood Co., Senior Notes                             7.88           7/15/2009             532
    1,000    Levi Strauss & Co., Senior Notes                       8.25(q)        4/01/2012           1,008
      600    Oxford Industries, Inc., Senior Notes                  8.88           6/01/2011             648
    1,000    Quicksilver, Inc., Senior Notes(a)                     6.88           4/15/2015           1,010
                                                                                                    --------
                                                                                                       4,733
                                                                                                    --------
             AUTO PARTS & EQUIPMENT (0.1%)
      250    Affinia Group, Inc., Senior Subordinated Notes(a)      9.00          11/30/2014             201
      200    Tenneco Automotive, Inc., Senior Subordinated Notes    8.63          11/15/2014             210
                                                                                                    --------
                                                                                                         411
                                                                                                    --------
             BROADCASTING & CABLE TV (3.2%)
      500    CCO Holdings, LLC, Senior Notes(a)                     7.54(q)       12/15/2010             495
    1,500    Charter Communications Holdings II, Senior Notes      10.25           9/15/2010           1,560
    3,500    Charter Communications Holdings, LLC, Senior
                Discount Notes, 13.50%, 1/15/2006(i)               16.35(e)        1/15/2011           2,870
    1,000    Charter Communications, Inc., Senior
                Unsecured Notes, Convertible Bond(i)                4.75           6/01/2006             980

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
   $  500    Charter Communications, Inc., Senior Notes,
                Convertible Bond(a)                                 5.88%         11/16/2009        $    366
    1,000    Insight Communications, Inc., Senior
                Discount Notes, 12.25%, 2/15/2006(i)                9.89(e)        2/15/2011           1,025
      500    Mediacom Broadband, LLC, Senior Notes                 11.00           7/15/2013             549
    2,000    Mediacom, LLC, Senior Notes(i)                         7.88           2/15/2011           1,930
                                                                                                    --------
                                                                                                       9,775
                                                                                                    --------
             BUILDING PRODUCTS (0.6%)
    2,000    Nortek, Inc., Senior Subordinated Notes                8.50           9/01/2014           1,943
                                                                                                    --------
             CASINOS & GAMING (1.4%)
    1,000    Choctaw Resort Development Enterprise, Senior
                Notes(a)                                            7.25          11/15/2019           1,013
      250    Mohegan Tribal Gaming Auth., Senior Notes              6.13           2/15/2013             254
    1,000    Mohegan Tribal Gaming Auth., Senior Subordinated
                Notes                                               6.88           2/15/2015           1,039
    1,000    Pinnacle Entertainment, Inc., Senior Subordinated
                Notes                                               8.25           3/15/2012           1,065
    1,000    Pinnacle Entertainment, Inc., Senior Subordinated
                Notes                                               8.75          10/01/2013           1,082
                                                                                                    --------
                                                                                                       4,453
                                                                                                    --------
             CATALOG RETAIL (0.5%)
    1,500    Bear Creek Corp., Senior Notes(a)                      9.00           3/01/2013           1,493
                                                                                                    --------
             COMMERCIAL PRINTING (0.7%)
    1,000    Cenveo Corp., Senior Subordinated Notes                7.88          12/01/2013             973
    1,000    Cenveo Corp., Senior Notes                             9.63           3/15/2012           1,082
                                                                                                    --------
                                                                                                       2,055
                                                                                                    --------
             COMMODITY CHEMICALS (0.4%)
    1,250    Lyondell Chemical Co., Senior Subordinated Notes      10.88           5/01/2009           1,306
                                                                                                    --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.3%)
    3,000    Case Corp., Notes                                      7.25           1/15/2016           2,955
    1,000    Navistar International Corp., Senior Notes(a)          6.25           3/01/2012             985
    1,000    Terex Corp., Senior Subordinated Notes                 7.38           1/15/2014           1,057
    2,000    United Rentals North America, Inc., Senior
                Subordinated Notes(i)                               7.75          11/15/2013           1,960
                                                                                                    --------
                                                                                                       6,957
                                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             CONSTRUCTION MATERIALS (0.6%)
   $1,000    Mueller Group, Inc., Senior Subordinated Notes        10.00%          5/01/2012        $  1,075
    1,000    Mueller Holdings, Inc., Senior Discount
                Notes, 14.75%, 4/15/2009                           10.91(e)        4/15/2014             736
                                                                                                    --------
                                                                                                       1,811
                                                                                                    --------
             CONSUMER FINANCE (0.9%)
    2,000    Ford Motor Credit Co., Senior Notes                    4.95           1/15/2008           1,927
    1,000    General Motors Acceptance Corp., Notes                 6.75          12/01/2014             944
                                                                                                    --------
                                                                                                       2,871
                                                                                                    --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    3,000    Iron Mountain, Inc., Senior Subordinated Notes         7.75           1/15/2015           3,075
      500    Sungard Data Systems, Inc., Senior Unsecured
                Notes(a,c)                                          9.13           8/15/2013             525
                                                                                                    --------
                                                                                                       3,600
                                                                                                    --------
             DISTRIBUTORS (0.2%)
      500    Adesa, Inc., Senior Subordinated Notes                 7.63           6/15/2012             513
                                                                                                    --------
             DIVERSIFIED CHEMICALS (0.9%)
      750    Equistar Chemical Co., Senior Unsecured Notes         10.63           5/01/2011             840
      461    Huntsman ICI Chemicals, LLC, Senior Subordinated
                Notes                                              10.13           7/01/2009             479
    1,500    Huntsman International, LLC, Senior Subordinated
                Notes(a)                                            7.38           1/01/2015           1,504
                                                                                                    --------
                                                                                                       2,823
                                                                                                    --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.8%)
      500    Brickman Group Ltd., Senior Subordinated Notes,
                Series B                                           11.75          12/15/2009             571
      360    Coinmach Corp., Senior Notes                           9.00           2/01/2010             374
    1,500    Knowledge Learning Corp., Senior Subordinated
                Notes(a)                                            7.75           2/01/2015           1,462
                                                                                                    --------
                                                                                                       2,407
                                                                                                    --------
             DIVERSIFIED METALS & MINING (0.6%)
      625    Compass Minerals Group, Inc., Guaranteed Senior
                Subordinated Notes                                 10.00           8/15/2011             687
      500    Peabody Energy Corp., Senior Notes(a)                  5.88           4/15/2016             501
      500    Peabody Energy Corp., Senior Notes, Series B           6.88           3/15/2013             533
                                                                                                    --------
                                                                                                       1,721
                                                                                                    --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             DRUG RETAIL (0.5%)
   $1,500    Rite Aid Corp., Senior Secured Notes                   8.13%          5/01/2010        $  1,554
                                                                                                    --------
             ELECTRIC UTILITIES (1.0%)
    1,000    FPL Energy National Wind Portfolio, LLC, Senior
                Secured Bonds(a)                                    6.13           3/25/2019             978
      871    FPL Energy Wind Funding, LLC, Notes(a)                 6.88           7/27/2017             895
    1,000    Texas Genco, LLC, Senior Notes(a)                      6.88          12/15/2014           1,057
                                                                                                    --------
                                                                                                       2,930
                                                                                                    --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      500    General Cable Corp., Senior Notes                      9.50          11/15/2010             536
      500    UCAR Finance, Inc., Senior Notes                      10.25           2/15/2012             540
                                                                                                    --------
                                                                                                       1,076
                                                                                                    --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
    1,500    Itron, Inc., Senior Subordinated Notes                 7.75           5/15/2012           1,556
                                                                                                    --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
    1,000    Allied Waste North America, Inc., Senior Notes(a)      7.25           3/15/2015             989
    1,000    Allied Waste North America, Inc., Senior Notes         7.88           4/15/2013           1,042
                                                                                                    --------
                                                                                                       2,031
                                                                                                    --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
      500    IMC Global, Inc., Debentures                           6.88           7/15/2007             511
      500    IMC Global, Inc., Senior Notes                        10.88           8/01/2013             592
                                                                                                    --------
                                                                                                       1,103
                                                                                                    --------
             GAS UTILITIES (0.3%)
      500    Holly Energy Partners, LP, Senior Notes(a)             6.25           3/01/2015             498
      500    Southern Star Central Corp., Senior Secured Notes      8.50           8/01/2010             546
                                                                                                    --------
                                                                                                       1,044
                                                                                                    --------
             HEALTH CARE EQUIPMENT (0.3%)
      500    Fisher Scientific International, Inc., Senior
                Subordinated Notes                                  6.75           8/15/2014             528
      500    Insight Health Services Corp., Senior
                Subordinated Notes, Series B                        9.88          11/01/2011             438
                                                                                                    --------
                                                                                                         966
                                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES (1.5%)
   $  500    Community Health Systems, Inc., Senior Subordinated
                Notes                                               6.50%         12/15/2012        $    509
    1,000    Select Medical Corp., Senior Subordinated Notes(a)     7.63           2/01/2015             992
    2,000    Tenet Healthcare Corp., Senior Notes(i)                6.38          12/01/2011           1,920
      500    Triad Hospitals, Inc., Senior Subordinated Notes       7.00          11/15/2013             519
      500    United Surgical Partners, Inc., Senior
                Subordinated Notes                                 10.00          12/15/2011             553
                                                                                                    --------
                                                                                                       4,493
                                                                                                    --------
             HEALTH CARE SERVICES (1.1%)
      500    Alliance Imaging, Inc., Senior Subordinated Notes      7.25          12/15/2012             475
      750    AMR Holdco, Inc./EmCare Holdco, Inc., Senior
                Subordinated Notes(a)                              10.00           2/15/2015             806
    2,000    Psychiatric Solutions, Inc., Senior Subordinated
                Notes(a)                                            7.75           7/15/2015           2,043
                                                                                                    --------
                                                                                                       3,324
                                                                                                    --------
             HOME FURNISHINGS (0.9%)
      500    Interface, Inc., Senior Notes                         10.38           2/01/2010             558
    2,000    Sealy Mattress Co., Senior Subordinated Notes          8.25           6/15/2014           2,140
                                                                                                    --------
                                                                                                       2,698
                                                                                                    --------
             HOMEBUILDING (0.3%)
    1,000    William Lyon Homes, Inc., Senior Secured Notes         7.63          12/15/2012             978
                                                                                                    --------
             HOUSEHOLD APPLIANCES (0.1%)
      427    Windmere-Durable Holdings, Inc., Senior
                Subordinated Notes                                 10.00           7/31/2008             412
                                                                                                    --------
             HOUSEHOLD PRODUCTS (0.9%)
    3,650    JohnsonDiversey Holdings Inc., Senior Discount
                Notes, 10.67%, 5/15/2007                            9.10(e)        5/15/2013           2,628
                                                                                                    --------

             HOUSEWARES & SPECIALTIES (0.3%)
    1,000    Ames True Temper Inc., Senior Notes                    7.60(q)        1/15/2012             973
                                                                                                    --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.5%)
   $  250    Manitowoc Co., Inc., Senior Notes                      7.13%         11/01/2013        $    265
      650    Manitowoc Co., Inc., Senior Subordinated Notes        10.50           8/01/2012             736
      500    Valmont Industries, Inc., Senior Subordinated Notes    6.88           5/01/2014             508
                                                                                                    --------
                                                                                                       1,509
                                                                                                    --------
             INTEGRATED TELECOMMUNICATION SERVICES (4.3%)
    2,500    Hawaiian Telcom Communications, Inc., Senior
                Notes(a,i)                                          9.75           5/01/2013           2,713
    1,000    LCI International, Inc., Senior Notes                  7.25           6/15/2007             985
    2,000    MCI, Inc., Senior Unsecured Notes                      7.69           5/01/2009           2,098
      250    Northwestern Bell Telephone Co., Debentures            6.25           1/01/2007             251
    1,000    Qwest Communications International, Inc.,
                Senior Notes                                        7.27(q)        2/15/2009           1,007
    2,000    Qwest Communications International, Inc.,
                Senior Notes(i)                                     7.50           2/15/2014           1,930
    3,500    Qwest Services Corp., Senior Subordinated
                Secured Notes                                      14.50          12/15/2014           4,252
                                                                                                    --------
                                                                                                      13,236
                                                                                                    --------
             LEISURE FACILITIES (1.0%)
    2,000    Bally Total Fitness Holding Corp., Senior Notes(i)    10.50           7/15/2011           2,030
    1,500    Town Sports International Holdings, Inc.,
                Senior Discount Notes, 11.00%, 2/01/2009           11.00(e)        2/01/2014           1,042
                                                                                                    --------
                                                                                                       3,072
                                                                                                    --------
             LEISURE PRODUCTS (0.3%)
    1,000    Riddell Bell Holdings, Inc., Senior Subordinated
                Notes                                               8.38          10/01/2012           1,025
                                                                                                    --------

             LIFE & HEALTH INSURANCE (0.7%)
    1,000    AAG Holding Co., Inc., Senior Notes                    6.88           6/01/2008           1,043
    1,000    Americo Life, Inc., Senior Notes(a)                    7.88           5/01/2013           1,049
                                                                                                    --------
                                                                                                       2,092
                                                                                                    --------
             MANAGED HEALTH CARE (0.4%)
    1,000    Highmark, Inc., Senior Notes(a)                        6.80           8/15/2013           1,094
                                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             METAL & GLASS CONTAINERS (1.0%)
   $  250    AEP Industries, Inc., Senior Notes(a)                  7.88%          3/15/2013        $    253
      500    Crown Cork & Seal S.A., Senior Secured Notes           9.50           3/01/2011             554
    1,000    Graham Packaging Co., Senior Notes(a)                  8.50          10/15/2012           1,042
      500    Owens-Brockway Glass Container, Inc., Senior Notes     6.75          12/01/2014             511
      250    Tekni-Plex, Inc., Senior Secured Notes(a,i)            8.75          11/15/2013             222
      750    Tekni-Plex, Inc., Senior Subordinated Notes,
                Series B(i)                                        12.75           6/15/2010             544
                                                                                                    --------
                                                                                                       3,126
                                                                                                    --------
             MOVIES & ENTERTAINMENT (1.9%)
    2,000    Cinemark, Inc., Senior Discount Notes, 9.75%,
                3/15/2009                                           8.94(e)        3/15/2014           1,390
    2,000    IMAX Corp., Senior Notes                               9.63          12/01/2010           2,143
    1,000    LCE Acquisition Corp., Senior Subordinated Notes(a)    9.00           8/01/2014             975
    1,250    Lodgenet Entertainment Corp., Senior Subordinated
                Notes                                               9.50           6/15/2013           1,381
                                                                                                    --------
                                                                                                       5,889
                                                                                                    --------
             MULTI-LINE INSURANCE (1.9%)
    2,550    AFC Capital Trust I, Guaranteed Notes, Series B        8.21           2/03/2027           2,691
    1,000    Farmers Exchange Capital, Surplus Notes(a)             7.05           7/15/2028           1,053
    1,700    Farmers Insurance Exchange, Surplus Notes(a)           8.63           5/01/2024           2,079
                                                                                                    --------
                                                                                                       5,823
                                                                                                    --------
             MULTI-SECTOR HOLDINGS (1.7%)
    5,000    Leucadia National Corp., Senior Subordinated
                Notes(i)                                            8.65           1/15/2027           5,212
                                                                                                    --------

             MULTI-UTILITIES (4.7%)
      500    Calpine Corp., Senior Notes                            8.25           8/15/2005             501
    3,000    Mirant Corp., Senior Notes(u)                          8.30           5/01/2011           3,457
      250    MSW Energy Holdings II, LLC, Senior Secured Notes,
                Series B                                            7.38           9/01/2010             261
      250    MSW Energy Holdings, LLC, Senior Secured Notes,
                Series B                                            8.50           9/01/2010             270
    3,000    NRG Energy, Inc., Second Priority Senior Secured
                Notes(a)                                            8.00          12/15/2013           3,225

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
   $2,500    Reliant Energy, Inc., Senior Secured Notes(i)          6.75%         12/15/2014        $  2,469
    2,000    Sierra Pacific Resources, Senior Notes                 8.63           3/15/2014           2,223
    1,941    Tenaska Oklahoma, LP, Senior Secured Notes(a)          6.53          12/30/2014           1,898
                                                                                                    --------
                                                                                                      14,304
                                                                                                    --------
             OFFICE ELECTRONICS (0.3%)
      500    Xerox Corp., Senior Notes                              7.63           6/15/2013             537
      250    Xerox Corp., Senior Notes                             10.25           1/15/2009             283
                                                                                                    --------
                                                                                                         820
                                                                                                    --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
      750    Dresser, Inc., Senior Notes                            9.38           4/15/2011             791
      500    Grant Prideco, Inc., Senior Unsecured Notes(a)         6.13           8/15/2015             512
      500    Hanover Compressor Co., Subordinated Notes            10.80(m)        3/31/2007             452
      500    Hanover Equipment Trust, Senior Secured Notes,
                Series 2001A                                        8.50           9/01/2008             524
                                                                                                    --------
                                                                                                       2,279
                                                                                                    --------
             OIL & GAS EXPLORATION & PRODUCTION (2.8%)
    2,250    Energy Partners Ltd., Senior Unsecured Notes           8.75           8/01/2010           2,396
    2,000    Kerr-McGee Corp., Secured Notes                        7.00          11/01/2011           2,010
      500    Newfield Exploration Co., Senior Subordinated Notes    6.63           9/01/2014             528
    2,000    Southwestern Energy Co., MTN(d)                        7.63           5/01/2027(O)        2,181
      500    Stone Energy Corp., Senior Subordinated Notes          6.75          12/15/2014             499
    1,000    Whiting Petroleum Corp., Senior Subordinated Notes     7.25           5/01/2013           1,017
                                                                                                    --------
                                                                                                       8,631
                                                                                                    --------
             OIL & GAS REFINING & MARKETING (2.0%)
    1,000    Amerigas Partners, LP, Senior Unsecured Notes(a)       7.25           5/20/2015           1,060
      750    OMI Corp., Senior Notes                                7.63          12/01/2013             768
      500    Overseas Shipholding Group, Inc., Senior Notes         8.25           3/15/2013             534
    1,000    Pacific Energy Partners, LP, Senior Notes              7.13           6/15/2014           1,055
    2,000    Tennessee Gas Pipeline Co., Debentures                 7.00          10/15/2028           2,070
      500    Transcontinental Gas Pipeline Corp., Senior Notes,
                Series B                                            8.88           7/15/2012             607
                                                                                                    --------
                                                                                                       6,094
                                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (1.7%)
   $  500    Del Monte Corp., Senior Subordinated Notes(a)          6.75%          2/15/2015        $    514
      500    Del Monte Corp., Senior Subordinated Notes             8.63          12/15/2012             551
    2,000    Michael Foods, Inc., Senior Subordinated Notes         8.00          11/15/2013           2,062
    1,000    Pilgrims Pride Corp., Senior Subordinated Notes        9.25          11/15/2013           1,118
    1,000    Reddy Ice Group, Inc., Senior Subordinated Notes       8.88           8/01/2011           1,075
                                                                                                    --------
                                                                                                       5,320
                                                                                                    --------
             PAPER PACKAGING (0.9%)
      250    Graphic Packaging Corp., Senior Subordinated Notes     8.63           2/15/2012             260
    2,000    Graphic Packaging International, Inc., Senior
                Subordinated Notes                                  9.50           8/15/2013           2,073
      500    Longview Fibre Co., Senior Subordinated Notes         10.00           1/15/2009             526
                                                                                                    --------
                                                                                                       2,859
                                                                                                    --------
             PAPER PRODUCTS (0.3%)
    1,000    Boise Cascade, LLC, Senior Subordinated Notes(a)       7.13          10/15/2014             990
                                                                                                    --------
             PERSONAL PRODUCTS (1.1%)
    1,100    Chattem, Inc., Senior Subordinated Notes               7.00           3/01/2014           1,138
      750    Del Laboratories, Inc., Senior Subordinated Notes      8.00           2/01/2012             626
      750    Elizabeth Arden, Inc., Senior Subordinated Notes       7.75           1/15/2014             793
      652    Jafra Cosmetics International, Inc., Senior
                Subordinated Notes                                 10.75           5/15/2011             734
                                                                                                    --------
                                                                                                       3,291
                                                                                                    --------
             PHARMACEUTICALS (0.2%)
      500    Warner Chilcott Corp., Senior Subordinated Notes(a)    8.75           2/01/2015             496
                                                                                                    --------
             PROPERTY & CASUALTY INSURANCE (2.8%)
    2,000    First American Capital Trust I, Cumulative
                Trust Preferred Securities                          8.50           4/15/2012           2,264
    1,000    Kingsway America, Inc., Senior Notes                   7.50           2/01/2014           1,047

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
   $2,000    Markel Capital Trust I, Capital Securities,
                Series B                                            8.71%          1/01/2046        $  2,161
    1,000    Ohio Casualty Corp., Notes                             7.30           6/15/2014           1,077
    2,000    Zenith National Insurance Capital Trust(a,d)           8.55           8/01/2028           2,050
                                                                                                    --------
                                                                                                       8,599
                                                                                                    --------
             PUBLISHING (2.0%)
    1,700    Advanstar Communications, Inc., Second
                Priority Senior Secured Exchange Notes             10.75           8/15/2010           1,936
    1,000    American Media Operations, Inc., Senior
                Subordinated Notes                                  8.88           1/15/2011             963
    1,500    Houghton Mifflin Co., Senior Subordinated
                Notes(i)                                            9.88           2/01/2013           1,646
      500    Penton Media, Inc., Senior Secured Notes              11.88          10/01/2007             525
    1,000    Vertis, Inc., Senior Notes, Series B(i)               10.88           6/15/2009             975
                                                                                                    --------
                                                                                                       6,045
                                                                                                    --------
             REAL ESTATE INVESTMENT TRUSTS (1.0%)
    1,000    Host Marriott, LP, Senior Notes                        6.38           3/15/2015             997
      500    Host Marriott, LP, Senior Notes                        7.13          11/01/2013             526
      500    Host Marriott, LP, Senior Unsecured Notes,
                Series I                                            9.50           1/15/2007             531
      500    Thornburg Mortgage, Inc., Senior Notes                 8.00           5/15/2013             515
      400    TriNet Corporate Realty Trust, Inc., Notes             7.95           5/15/2006             409
                                                                                                    --------
                                                                                                       2,978
                                                                                                    --------
             REINSURANCE (0.7%)
    2,000    PXRE Capital Trust I, Pass-Through Certificates        8.85           2/01/2027           2,083
                                                                                                    --------

             RESTAURANTS (1.5%)
    1,250    Friendly Ice Cream Corp., Senior Notes(i)              8.38           6/15/2012           1,231
    1,000    Landry's Restaurants, Inc., Senior Notes               7.50          12/15/2014             991
    2,250    Sbarro, Inc., Senior Notes(i)                         11.00           9/15/2009           2,295
                                                                                                    --------
                                                                                                       4,517
                                                                                                    --------
             SEMICONDUCTOR EQUIPMENT (0.3%)
    1,000    Amkor Technologies, Inc., Convertible Subordinated
                Notes(i)                                            5.75           6/01/2006             959
                                                                                                    --------

             SPECIALTY CHEMICALS (1.8%)
    1,000    Crompton Corp., Senior Secured Notes                   9.88           8/01/2012           1,152
      500    ISP Chemco, Inc., Senior Subordinated Notes,
                Series B                                           10.25           7/01/2011             544

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
   $  550    Kraton Polymers, LLC/CAP, Senior Subordinated
                Notes(a)                                            8.13%          1/15/2014        $    536
    1,000    Nalco Co., Senior Subordinated Notes                   8.88          11/15/2013           1,094
      500    Pliant Corp., Senior Secured Notes                    11.13           9/01/2009             489
      250    PQ Corp., Senior Subordinated Notes(a)                 7.50           2/15/2013             250
    1,000    Rockwood Specialties Group, Inc., Senior
                Subordinated Notes(a)                               7.50          11/15/2014           1,007
      500    Rockwood Specialties Group, Inc., Senior
                Subordinated Notes                                 10.63           5/15/2011             555
                                                                                                    --------
                                                                                                       5,627
                                                                                                    --------
             SPECIALTY STORES (1.3%)
      500    General Nutrition Center, Inc., Senior
                Subordinated Notes                                  8.50          12/01/2010             417
    1,500    Pep Boys-Manny, Moe & Jack, Inc., Senior
                Subordinated Notes(i)                               7.50          12/15/2014           1,386
    2,250    Petro Stopping Centers, LP, Senior Notes               9.00           2/15/2012           2,284
                                                                                                    --------
                                                                                                       4,087
                                                                                                    --------
             STEEL (0.6%)
    1,500    AK Steel Holding Corp., Senior Notes                   7.75           6/15/2012           1,403
      325    U.S. Steel, LLC, Senior Notes                         10.75           8/01/2008             362
                                                                                                    --------
                                                                                                       1,765
                                                                                                    --------
             TRUCKING (0.2%)
      500    Greyhound Lines, Inc., Senior Subordinated
                Notes, Series B                                    11.50           4/15/2007             500
                                                                                                    --------

             WIRELESS TELECOMMUNICATION SERVICES (4.1%)
    1,250    Airgate PCS, Inc., Senior Secured Notes                7.35(q)       10/15/2011           1,306
    1,000    Alamosa, Inc., Senior Discount Notes, 12.00%,
                8/01/2005                                           9.72(e)        7/31/2009           1,125
    1,000    American Tower Corp., Senior Notes(i)                  7.50           5/01/2012           1,068
    1,000    Centennial Communications Corp., Senior Notes          8.13           2/01/2014           1,075
    2,000    IPCS, Inc., Senior Notes                              11.50           5/01/2012           2,300
      250    Nextel Partners, Inc., Senior Notes                    8.13           7/01/2011             274
      468    Nextel Partners, Inc., Senior Notes                   12.50          11/15/2009             510
    1,150    Panamsat Corp., Senior Notes(i)                        9.00           8/15/2014           1,276
    2,000    Panamsat Holding Corp., Senior Discount
                Notes, 10.38%, 11/01/2009                           8.74(e)       11/01/2014           1,440
    1,000    Rural Cellular Corp., Senior Secured Notes             8.25           3/15/2012           1,065
      500    SBA Communications Corp., Senior Notes                 8.50          12/01/2012             543

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                   (continued)

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JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
   $  783    SBA Telecom, Inc., Senior Discount Notes, 9.75%,
                12/15/2007(i)                                       9.75%(e)      12/15/2011        $    724
                                                                                                    --------
                                                                                                      12,706
                                                                                                    --------
             Total corporate obligations (cost: $214,345)                                            220,496
                                                                                                    --------

             EURODOLLAR AND YANKEE OBLIGATIONS (14.4%)(f)

             ALUMINUM (0.3%)
    1,000    Novelis, Inc., Senior Notes (Canada)(a)                7.25           2/15/2015           1,028
                                                                                                    --------

             BROADCASTING & CABLE TV (1.7%)
    1,145    CanWest Media, Inc., Senior Subordinated Notes,
                Series B (Canada)                                   8.00           9/15/2012           1,214
      500    NTL Cable plc, Senior Notes (United Kingdom)           8.75           4/15/2014             532
      500    NTL Cable plc, Senior Notes (United Kingdom)           9.75           4/15/2014             905
    2,000    UPC Holding B.V., Senior Notes (Netherlands)(a,l)      7.75           1/15/2014           2,376
                                                                                                    --------
                                                                                                       5,027
                                                                                                    --------
             COMMODITY CHEMICALS (0.2%)
      650    BCP Crystal US Holdings Corp., Senior Subordinated
                Notes (Germany)                                     9.63           6/15/2014             741
                                                                                                    --------

             DIVERSIFIED BANKS (0.7%)
    2,000    UFJ Finance Aruba AEC, Notes (Japan)                   8.75          11/13/2049           2,211
                                                                                                    --------

             DIVERSIFIED METALS & MINING (0.3%)
    1,000    Glencore Funding, LLC, Notes (Switzerland)(a)          6.00           4/15/2014             960
                                                                                                    --------

             DRUG RETAIL (0.7%)
    2,000    Jean Coutu Group PJC, Inc., Senior Subordinated
                Notes (Canada)(i)                                   8.50           8/01/2014           1,995
                                                                                                    --------

             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      850    Fimep S.A., Senior Notes (France)                     10.50           2/15/2013             982
                                                                                                    --------

             FOOD RETAIL (1.7%)
    4,659    Ahold Lease USA, Inc., Pass-Through Certificates,
                Series 2001, Class A-1 (Netherlands)                7.82           1/02/2020           5,055
                                                                                                    --------

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                   (continued)

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JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             FOREST PRODUCTS (1.0%)
   $1,000    Ainsworth Lumber Co. Ltd., Senior Notes (Canada)       7.24%(q)      10/01/2010        $  1,000
    1,000    Tembec Industries, Inc., Senior Notes (Canada)         7.75           3/15/2012             765
    1,500    Tembec Industries, Inc., Senior Unsecured Notes
                (Canada)(i)                                         8.63           6/30/2009           1,282
                                                                                                    --------
                                                                                                       3,047
                                                                                                    --------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
      750    Intrawest Corp., Senior Notes (Canada)                 7.50          10/15/2013             786
                                                                                                    --------

             INDUSTRIAL CONGLOMERATES (0.7%)
    2,000    Hutchison Whampoa International Ltd., Notes
                (Hong Kong)(a)                                      6.25           1/24/2014           2,113
                                                                                                    --------

             INTEGRATED OIL & GAS (0.7%)
    2,000    PEMEX Finance Ltd., Notes (Mexico)                     8.02           5/15/2007           2,065
                                                                                                    --------

             MARINE (0.7%)
      500    CP Ships Ltd., Senior Notes (Canada)                  10.38           7/15/2012             565
    1,000    Stena AB, Senior Notes (Sweden)                        7.00          12/01/2016             957
      500    Stena AB, Senior Notes (Sweden)                        9.63          12/01/2012             553
                                                                                                    --------
                                                                                                       2,075
                                                                                                    --------
             MULTI-UTILITIES (0.2%)
    1,000    Calpine Canada Energy Finance, Senior Notes
                (Canada)                                            8.50           5/01/2008             730
                                                                                                    --------

             OIL & GAS DRILLING (0.3%)
      994    Delek & Avner-Yam Tethys Ltd., Secured Notes
                (Israel)(a)                                         5.33           8/01/2013             981
                                                                                                    --------

             OIL & GAS EQUIPMENT & SERVICES (0.3%)
    1,000    Compagnie Generale de Geophysique, Senior Notes
                (France)(a)                                         7.50           5/15/2015           1,050
                                                                                                    --------

             PAPER PACKAGING (0.9%)
    1,000    JSG Funding plc, Senior Subordinated Notes
                (Ireland)(i)                                        7.75           4/01/2015             865
    2,000    JSG Funding plc, Senior Notes (Ireland)                9.63          10/01/2012           2,040
                                                                                                    --------
                                                                                                       2,905
                                                                                                    --------

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                   (continued)

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JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (1.5%)
   $2,000    Abitibi-Consolidated, Inc., Senior Notes
                (Canada)(i)                                         8.38%          4/01/2015        $  2,095
    1,598    Cascades, Inc., Senior Notes (Canada)                  7.25           2/15/2013           1,606
    1,000    Fraser Papers, Inc., Senior Notes (Canada)             8.75           3/15/2015             900
                                                                                                    --------
                                                                                                       4,601
                                                                                                    --------
             RAILROADS (1.4%)
    4,000    TFM S.A. de C.V., Senior Notes (Mexico)(a)             9.38           5/01/2012           4,300
                                                                                                    --------

             REAL ESTATE INVESTMENT TRUSTS (0.3%)
    1,000    Westfield Capital Corp., Senior Notes
                (Australia)(a)                                      5.13          11/15/2014             995
                                                                                                    --------

             SEMICONDUCTORS (0.2%)
      750    New Asat Finance Ltd., Senior Notes (Hong Kong)        9.25           2/01/2011             645
                                                                                                    --------
             Total Eurodollar and Yankee obligations
                (cost: $43,852)                                                                       44,292
                                                                                                    --------

             ASSET-BACKED SECURITIES (3.7%)

             AIRLINES (2.8%)
             America West Airlines, Inc., Pass-Through
                Certificates,
    1,606       Series 1998-1, Class A                              6.87           1/02/2017           1,538
    1,042       Series 1998-1, Class B(d)                           7.12           1/02/2017             828
    4,000    American Airlines, Inc., Pass-Through
                Certificates, Series 2001-1, Class A-2, EETC(i)     6.82           5/23/2011           3,824
             Continental Airlines, Inc., Pass-Through
                Certificates,
    1,603       Series 2000-2, Class A-1                            7.71           4/02/2021           1,615
      868       Series 2000-1, Class C-1                            8.50           5/01/2011             764
      164    Northwest Airlines, Inc., Pass-Through
                Certificates, Series 1999-2C, EETC                  8.30           9/01/2010             127
                                                                                                    --------
                                                                                                       8,696
                                                                                                    --------
             ASSET-BACKED FINANCING (0.9%)
      811    Airport Airplanes, Pass-Through Certificates,
                Series 1R, Class A8, EETC                           3.76(q)        3/15/2019             760
    2,000    ARG Funding Corp., Subordinated Bonds,
                Series 2003-1A, Class C2                            6.64           3/20/2007           1,997
                                                                                                    --------
                                                                                                       2,757
                                                                                                    --------
             Total asset-backed securities (cost: $11,301)                                            11,453
                                                                                                    --------

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JULY 31, 2005

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                         COUPON                               VALUE
    (000)    SECURITY                                               RATE            MATURITY           (000)
------------------------------------------------------------------------------------------------------------
             MUNICIPAL OBLIGATIONS (1.0%)

             NURSING/CCRC (0.7%)
   $2,000    Statewide Community Development Auth., CA, COP,
                SAVRS (INS)(r)                                      4.25%          5/15/2029        $  2,000
                                                                                                    --------
             SPECIAL ASSESSMENT/TAX/FEE (0.3%)
    1,000    Short Pump Town Center Community Development Auth.,
                VA, RB(a)                                           6.26           2/01/2009           1,027
                                                                                                    --------
             Total municipal obligations (cost: $3,000)                                                3,027
                                                                                                    --------
             MORTGAGE-BACKED SECURITIES (0.1%)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES(g)
    8,898    CS First Boston Corp., Series 1998-C1, Class AX
                (acquired 6/13/2003; cost: $433)(h)
                (cost: $305)                                        1.03           5/17/2040             340
                                                                                                    --------

   NUMBER
OF SHARES
---------
             EQUITY SECURITIES (6.3%)

             COMMON STOCKS (2.4%)
             -------------------
             BROADCASTING & CABLE TV (0.3%)
   32,516    RCN Corp.*                                                                                  786
                                                                                                    --------
             COMMODITY CHEMICALS (0.1%)
   10,000    Lyondell Chemical Co.                                                                       279
                                                                                                    --------
             DIVERSIFIED BANKS (0.2%)
   15,000    Bank of America Corp.                                                                       654
                                                                                                    --------
             DIVERSIFIED METALS & MINING (0.1%)
   10,000    Compass Minerals International, Inc.                                                        255
                                                                                                    --------
             ELECTRIC UTILITIES (0.2%)
   15,000    American Electric Power Co., Inc.                                                           580
                                                                                                    --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   60,000    Citizens Communications Co.                                                                 788
                                                                                                    --------

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JULY 31, 2005

                                                                                                      MARKET
   NUMBER                                                                                              VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.1%)
    5,000    American International Group, Inc.                                                     $    301
                                                                                                    --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   10,000    Citigroup, Inc.                                                                             435
                                                                                                    --------
             PHARMACEUTICALS (0.2%)
   10,000    Merck & Co., Inc.                                                                           311
   10,000    Pfizer, Inc.                                                                                265
                                                                                                    --------
                                                                                                         576
                                                                                                    --------
             REAL ESTATE INVESTMENT TRUSTS (0.4%)
   25,000    Maguire Properties, Inc.                                                                    749
   20,000    Sunstone Hotel Investors, Inc.                                                              517
                                                                                                    --------
                                                                                                       1,266
                                                                                                    --------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   20,000    Washington Mutual, Inc.                                                                     850
                                                                                                    --------

             TOBACCO (0.1%)
   10,000    UST, Inc.                                                                                   460
                                                                                                    --------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)(s)
    4,764    Crown Castle International Corp.*                                                           104
                                                                                                    --------
             Total common stocks (cost: $6,462)                                                        7,334
                                                                                                    --------
             PREFERRED STOCKS (3.9%)
             ----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    5,000    Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                            503
                                                                                                    --------
             REAL ESTATE INVESTMENT TRUSTS (1.8%)
   60,000    Felcor Lodging Trust, Inc., 8.00%, Series C, perpetual                                    1,467
   20,000    Gables Residential Trust "D", 7.50%, cumulative redeemable                                  510
   20,000    Maguire Properties, Inc., Series A, 7.625%, cumulative redeemable                           510
   20,000    New Plan Excel Realty Trust, Inc., depositary shares "E", 7.625%,
                cumulative redeemable                                                                    530
   20,000    Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable                            537
   20,000    Public Storage, Inc., Series C, 6.60%, perpetual                                            508
   20,000    Regency Centers Corp., 7.25%, perpetual                                                     519

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JULY 31, 2005

                                                                                                      MARKET
   NUMBER                                                                                              VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
   20,000    SL Green Realty Corp., Series C, perpetual                                             $    514
   20,000    Sunstone Hotel Investors, Inc., Series A, perpetual                                         517
                                                                                                    --------
                                                                                                       5,612
                                                                                                    --------
             REGIONAL BANKS (1.4%)
4,000,000    Farm Credit Bank of Texas, Series 1, 7.56%, perpetual                                     4,326
                                                                                                    --------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   30,000    Crown Castle International Corp., 6.25%, cumulative redeemable(p)                         1,493
                                                                                                    --------
             Total preferred stocks (cost: $11,400)                                                   11,934
                                                                                                    --------
             WARRANTS (0.0%)(b,s)
             -------------------
             BROADCASTING & CABLE TV (0.0%)(s)
      250    Ono Finance plc, Equity Value Certificates (United Kingdom)
                (acquired 7/16/2001; cost: $0)(a,h,l)*                                                     -
                                                                                                    --------
             SEMICONDUCTORS (0.0%)(s)
      500    Asat Finance, LLC (acquired 10/20/1999; cost: $0)(a,h,l)*                                     -
                                                                                                    --------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)(s)
      500    Independent Wireless One Holdings, Inc., Equity Value Certificates
                (acquired 8/24/2001; cost: $0)(a,h,l) *                                                    -
                                                                                                    --------
             Total warrants (cost: $0)                                                                     -
                                                                                                    --------
             Total equity securities (cost: $17,862)                                                  19,268
                                                                                                    --------

PRINCIPAL
   AMOUNT                                                         COUPON
    (000)                                                           RATE            MATURITY
----------                                                        ------            --------
             MONEY MARKET INSTRUMENTS (1.8%)

             COMMERCIAL PAPER (1.6%)
             ----------------------
             THRIFTS & MORTGAGE FINANCE
   $4,896    Countrywide Financial Corp.                            3.35%          8/01/2005           4,896

             VARIABLE-RATE DEMAND NOTES (0.2%)(t)
             -----------------------------------
             ELECTRIC UTILITIES
      590    Sempra Energy ESOP, Series 1999A (NBGA)(a)             3.58          11/01/2014             590
                                                                                                    --------
             Total money market instruments (cost: $5,486)                                             5,486
                                                                                                    --------

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JULY 31, 2005

                                                                                                      MARKET
   NUMBER                                                                                              VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (12.6%)

             MONEY MARKET FUNDS (1.5%)
3,426,875    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.25%(k)                        $  3,427
1,058,999    Merrill Lynch Premier Institutional Fund, 3.20%(k)                                        1,059
                                                                                                    --------
                                                                                                       4,486
                                                                                                    --------

PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENTS (11.1%)(j)
  $11,000    CS First Boston LLC, 3.30%, acquired on 7/29/2005 and due
                8/01/2005 at $11,000 (collateralized by $11,225 of
                Federal Home Loan Bank Bonds(n), 4.00%, due 1/23/2007;
                market value $11,221)                                                                 11,000
    8,000    Deutsche Bank Securities, Inc., 3.29%, acquired on 7/29/2005 and due 8/01/2005 at $8,000 (collateralized by $8,160 of
                Federal Home Loan Bank Bonds(n), 2.50%, due 3/15/2006;
                market value $8,162)                                                                   8,000
    7,140    Lehman Brothers, Inc., 3.29%, acquired on 7/29/2005 and due
                8/01/2005 at $7,140 (collateralized by $4,111 of Freddie Mac
                STRIPS(n), 4.25% - 4.68%(m), due 5/15/2007 - 11/15/2013;
                $4,507 of Fannie Mae STRIPS(n), 4.28% - 4.87%(m), due
                8/15/2007 - 5/15/2030; and $1,226 of Fannie Mae Notes(n),
                4.97%(m), due 3/23/2028; combined market value $7,287)                                 7,140
    8,000    Morgan Stanley & Co., Inc., 3.30%, acquired on 7/29/2005
                and due 8/01/2005 at $8,000 (collateralized by $8,225 of
                Federal Home Loan Discount Notes(n), 3.56%(m), due 10/14/2005;
                market value $8,163)                                                                   8,000
                                                                                                    --------
                                                                                                      34,140
                                                                                                    --------
             Total short-term investments purchased with cash collateral
                from securities loaned (cost: $38,626)                                                38,626
                                                                                                    --------
             TOTAL INVESTMENTS (COST: $334,778)                                                     $342,988
                                                                                                    ========

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (c) At July 31, 2005, the aggregate market value of securities purchased on a when-issued basis was $525,000.

         (d) At July 31, 2005, portions of these securities were segregated to cover when-issued purchases.

         (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign

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JULY 31, 2005

             branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (g) Interest-only commercial mortgage-backed securities (IO CMBS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at July 31, 2005, was $340,000, which represented 0.1% of the Fund's net assets.

         (i) The security or a portion thereof was out on loan as of July 31, 2005.

         (j) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (k) Rate represents the money market fund annualized seven-day yield at July 31, 2005.

         (l) Security was fair valued at July 31, 2005, by the Manager in accordance with valuation procedures approved by the Board of Directors.

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USAA HIGH-YIELD OPPORTUNITIES FUND
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         (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (n) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (p) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (q) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2005.

         (r) Periodic auction reset bonds - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         (s) Represents less than 0.1% of net assets.

         (t) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

36

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         (u) Currently the issuer is in default with respect to interest payments.

         *   Non-income-producing security for the year ended July 31, 2005.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             COP     Certificate of Participation
             EETC    Enhanced Equipment Trust Certificate
             ESOP    Employee Stock Ownership Plan
             MTN     Medium-Term Note
             RB      Revenue Bond
             SAVRS   Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

             (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp. The insurance does not guarantee the market value of the security.

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

ASSETS

   Investments in securities, at market value (including securities on
      loan of $37,117) (identified cost of $334,778)                                          $342,988
   Cash                                                                                            490
   Receivables:
      Capital shares sold                                                                          476
      USAA Transfer Agency Company (Note 7D)                                                         1
      Dividends and interest                                                                     5,413
      Securities sold                                                                              500
      Other                                                                                         27
                                                                                              --------
         Total assets                                                                          349,895
                                                                                              --------
LIABILITIES

   Payables:
      Upon return of securities loaned                                                          38,630
      Securities purchased (when-issued of $500)                                                 1,769
      Capital shares redeemed                                                                      127
      Bank overdraft                                                                             2,425
   Unrealized depreciation on foreign currency contracts held, at value                              4
   Accrued management fees                                                                         133
   Accrued transfer agent's fees                                                                    11
   Other accrued expenses and payables                                                              47
                                                                                              --------
         Total liabilities                                                                      43,146
                                                                                              --------
            Net assets applicable to capital shares outstanding                               $306,749
                                                                                              ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                                            $304,632
   Accumulated undistributed net investment income                                                  61
   Accumulated net realized loss on investments                                                 (6,137)
   Net unrealized appreciation of investments                                                    8,210
   Net unrealized depreciation on foreign currency translations                                    (17)
                                                                                              --------
            Net assets applicable to capital shares outstanding                               $306,749
                                                                                              ========
   Capital shares outstanding                                                                   34,910
                                                                                              ========
   Authorized shares of $.01 par value                                                         100,000
                                                                                              ========
   Net asset value, redemption price, and offering price per share                            $   8.79
                                                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME

   Dividends                                                                              $   589
   Interest                                                                                18,739
   Securities lending (net)                                                                   178
                                                                                          -------
      Total income                                                                         19,506
                                                                                          -------
EXPENSES

   Management fees                                                                          1,223
   Administration and servicing fees                                                          366
   Transfer agent's fees                                                                      465
   Custody and accounting fees                                                                 98
   Postage                                                                                     37
   Shareholder reporting fees                                                                  22
   Directors' fees                                                                              7
   Registration fees                                                                           52
   Professional fees                                                                           42
   Other                                                                                        9
                                                                                          -------
      Total expenses                                                                        2,321
   Expenses paid indirectly                                                                    (6)
                                                                                          -------
      Net expenses                                                                          2,315
                                                                                          -------
NET INVESTMENT INCOME                                                                      17,191
                                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain on:
      Investments                                                                           3,404
      Foreign currency transactions                                                             3
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                           2,010
      Foreign currency translations                                                           (17)
                                                                                          -------
         Net realized and unrealized gain                                                   5,400
                                                                                          -------
Increase in net assets resulting from operations                                          $22,591
                                                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEARS ENDED JULY 31,

                                                                  2005          2004
                                                              ----------------------
FROM OPERATIONS

   Net investment income                                      $ 17,191      $ 11,739
   Net realized gain on investments                              3,404         3,888
   Net realized gain on foreign currency transactions                3             -
   Change in net unrealized appreciation/depreciation of:
      Investments                                                2,010           722
      Foreign currency translations                                (17)            -
                                                              ----------------------
         Increase in net assets resulting from operations       22,591        16,349
                                                              ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                       (17,263)      (11,727)
                                                              ----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   169,815       152,121
   Reinvested dividends                                         14,089         8,785
   Cost of shares redeemed                                     (66,978)      (88,021)
                                                              ----------------------
      Increase in net assets from capital share
         transactions                                          116,926        72,885
                                                              ----------------------
Net increase in net assets                                     122,254        77,507

NET ASSETS

   Beginning of period                                         184,495       106,988
                                                              ----------------------
   End of period                                              $306,749      $184,495
                                                              ======================
Accumulated undistributed net investment income:
   End of period                                              $     61      $     51
                                                              ======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  19,323        17,726
   Shares issued for dividends reinvested                        1,610         1,025
   Shares redeemed                                              (7,622)      (10,232)
                                                              ----------------------
      Increase in shares outstanding                            13,311         8,519
                                                              ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

               1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing

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           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

                  price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                  (NAV) at the end of each business day.

               4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               5. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
               payment for securities that have been purchased by the Fund on

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

               a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2005, the outstanding when-issued commitments, including interest purchased, for the Fund were $500,000.

            G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $6,000.

            H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 79% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2005. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or equivalent quality if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

               fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

            I. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

            J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended July 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns and foreign currency gains and losses resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $82,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2005, and 2004, was as follows:

                                         2005                     2004
                                     ------------------------------------
         Ordinary income*            $17,263,000              $11,727,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                              $    61,000
         Accumulated capital and other losses                        (5,956,000)
         Unrealized appreciation of investments                       8,029,000
         Unrealized depreciation on foreign currency translations       (17,000)

         The difference between book-basis and tax-basis appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made monthly.
         Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2005, the Fund utilized capital loss carryovers of $3,324,000 to offset capital gains. At July 31, 2005, the Fund had capital loss carryovers of $5,956,000, for federal income tax purposes,

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         which if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2005, were $187,113,000 and $68,291,000, respectively.

         The cost of securities, including short-term securities, at July 31, 2005, for federal income tax purposes, was $334,959,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2005, for federal income tax purposes, were $11,737,000 and $3,708,000, respectively, resulting in net unrealized appreciation of $8,029,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         At July 31, 2005, the terms of open foreign currency contracts were as follows (in thousands):

                      FOREIGN CURRENCY CONTRACTS TO BUY
--------------------------------------------------------------------------------
                                 U.S. DOLLAR                        UNREALIZED
EXCHANGE       CONTRACTS TO      VALUE AS OF      IN EXCHANGE      APPRECIATION
  DATE           RECEIVE          7/31/2005     FOR U.S. DOLLAR   (DEPRECIATION)
--------------------------------------------------------------------------------
 8/01/2005      2,000 Euro         $2,425           $2,429             $(4)
--------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2005, the Fund received securities-lending income of $178,000, which is net of the 20% income retained by MetWest. As of July 31, 2005, the Fund loaned securities having a fair market value of approximately $37,117,000 and received cash collateral of $38,630,000 for the loans. Of this amount, $38,626,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $4,000 remained in cash.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended July 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $1,223,000, which included a performance adjustment of $2,000 that increased the base management fee of 0.50% by less than 0.01%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $366,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2005, the Fund reimbursed the Manager $8,000 for these legal and tax services.

            C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2005, the Fund did not incur any reimbursable expenses.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $465,000. In addition, the Fund recorded a receivable from SAS of $1,000 for adjustments related to corrections to shareholder transactions.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED JULY 31,
                                                 ---------------------------------------------------------------------
                                                     2005            2004            2003          2002           2001
                                                 ---------------------------------------------------------------------
Net asset value at beginning of period           $   8.54        $   8.18        $   7.23       $  8.95        $  9.78
                                                 ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .61             .64             .69           .83           1.03
   Net realized and unrealized
      gain (loss)                                     .25             .36             .95         (1.72)          (.80)
                                                 ---------------------------------------------------------------------
Total from investment operations                      .86            1.00            1.64          (.89)           .23
                                                 ---------------------------------------------------------------------
Less distributions:
   From net investment income                        (.61)           (.64)           (.69)         (.83)         (1.06)
                                                 ---------------------------------------------------------------------
Net asset value at end of period                 $   8.79        $   8.54        $   8.18       $  7.23        $  8.95
                                                 =====================================================================

Total return (%)*                                   10.36           12.44           23.85        (10.70)          2.68
Net assets at end of period (000)                $306,749        $184,495        $106,988       $53,745        $53,828
Ratio of expenses to average
   net assets (%)**(a)                                .95(b)          .99(b)         1.00(b)       1.00(b)         .76(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(a)                              -               -            1.08          1.12           1.02
Ratio of net investment income
   to average net assets (%)**                       7.03            7.51            9.06          9.95          11.17
Portfolio turnover (%)                              29.52           55.24          105.30         96.63         104.20

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the year ended July 31, 2005, average net assets were $244,711,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                     (.00%)(+)       (.00%)(+)       (.00%)(+)     (.00%)(+)      (.01%)
    + Represents less than 0.01% of average net assets.
(b) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the
    Fund's average net assets.
(c) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.75% of the
    Fund's average net assets.

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2005, through July 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                       BEGINNING           ENDING          DURING PERIOD*
                                     ACCOUNT VALUE      ACCOUNT VALUE    FEBRUARY 1, 2005 -
                                   FEBRUARY 1, 2005     JULY 31, 2005      JULY 31, 2005
                                   --------------------------------------------------------
Actual                                $1,000.00           $1,026.00            $4.88
Hypothetical
   (5% return before expenses)         1,000.00            1,019.98             4.86

         *Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.60% for the six-month period of February 1, 2005, through July 31, 2005.

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers or reimbursements
         - was above the median of its expense group and expense universe.
         The data indicated that the Fund's total expense ratio, after any reimbursements, was above the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2004, and was lower than the average of its performance universe and its Lipper index for the three-year period ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2004, and in the bottom 50% of its performance universe for the three-year period ended December 31, 2004.

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted that the Manager has undertaken an expense limitation arrangement with the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee and that the Manager has undertaken an expense limitation arrangement with the Fund. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2005

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

62

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer positions of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40052-0905                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2005 and 2004 were $249,300 and $240,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by USAA Transfer Agency Company (dba USAA Shareholder Account Services (SAS)), the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2005     $ 56,100             $ 17,249             $      0    $ 73,349
FYE 7/31/2004     $ 54,200             $ 12,600             $  1,547    $ 68,347
--------------------------------------------------------------------------------
  Total           $110,300             $ 29,849             $  1,547    $141,696
================================================================================

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2005 and 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2005 and 2004 were $116,349 and $105,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-21-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-26-2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    09-26-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.